TRANSAMERICA PARTNERS FUNDS GROUP

and

TRANSAMERICA PARTNERS FUNDS GROUP II

Supplement to the Prospectuses and Summary Prospectuses dated May 1, 2016, as supplemented,

of the Funds indicated below

The following supplements the Prospectus and Summary Prospectus for each fund:

The fund’s Board of Trustees has approved a reorganization pursuant to which the fund’s assets would be acquired, and its liabilities would be assumed, by the fund (the “Acquiring Fund”) listed opposite the fund on Schedule I in exchange for shares of the Acquiring Fund. The fund would then be liquidated, and shares of the Acquiring Fund would be distributed to fund shareholders.

Under the reorganization, fund shareholders would receive shares of the Acquiring Fund with the same aggregate net asset value as their shares of the fund. It is anticipated that no gain or loss for Federal income tax purposes would be recognized by fund shareholders as a result of the reorganization.

The reorganization is subject to the satisfaction of certain conditions, including approval by fund shareholders. Proxy materials describing the reorganization are expected to be mailed later in 2016. If the reorganization is approved by fund shareholders, it is expected to occur during the second quarter of 2017.

* * *

Transamerica Partners Funds Group (“TPFG”)	Transamerica Partners Funds Group II (“TPFG II”)
Transamerica Partners Balanced	Transamerica Partners Institutional Balanced
Transamerica Partners Core Bond	Transamerica Partners Institutional Core Bond
Transamerica Partners Government Money Market	Transamerica Partners Institutional Government Money Market
Transamerica Partners High Quality Bond	Transamerica Partners Institutional High Quality Bond
Transamerica Partners High Yield Bond	Transamerica Partners Institutional High Yield Bond
Transamerica Partners Inflation-Protected Securities	Transamerica Partners Institutional Inflation-Protected Securities
Transamerica Partners International Equity	Transamerica Partners Institutional International Equity
Transamerica Partners Large Core	Transamerica Partners Institutional Large Core
Transamerica Partners Large Growth	Transamerica Partners Institutional Large Growth
Transamerica Partners Large Value	Transamerica Partners Institutional Large Value
Transamerica Partners Mid Growth	Transamerica Partners Institutional Mid Growth
Transamerica Partners Mid Value	Transamerica Partners Institutional Mid Value
Transamerica Partners Small Core	Transamerica Partners Institutional Small Core
Transamerica Partners Small Growth	Transamerica Partners Institutional Small Growth
Transamerica Partners Small Value	Transamerica Partners Institutional Small Value
Transamerica Partners Stock Index	Transamerica Partners Institutional Stock Index
Transamerica Institutional Asset Allocation – Intermediate Horizon	Transamerica Asset Allocation – Intermediate Horizon
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	Transamerica Asset Allocation – Intermediate/Long Horizon
Transamerica Institutional Asset Allocation – Long Horizon	Transamerica Asset Allocation – Long Horizon
Transamerica Institutional Asset Allocation – Short Horizon	Transamerica Asset Allocation – Short Horizon
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	Transamerica Asset Allocation – Short/Intermediate Horizon

Investors Should Retain this Supplement for Future Reference

July 29, 2016

Schedule I

Fund	Acquiring Fund
Transamerica Partners High Yield Bond Transamerica Partners Institutional High Yield Bond	Transamerica High Yield Bond

Transamerica Partners Core Bond Transamerica Partners Institutional Core Bond	Transamerica Intermediate Bond

Transamerica Partners Government Money Market Transamerica Partners Institutional Government Money Market	Transamerica Government Money Market

Transamerica Partners International Equity Transamerica Partners Institutional International Equity	Transamerica International Equity

Transamerica Partners Small Core Transamerica Partners Institutional Small Core	Transamerica Small Cap Core

Transamerica Partners Small Growth Transamerica Partners Institutional Small Growth	Transamerica Small Cap Growth

Transamerica Partners Small Value Transamerica Partners Institutional Small Value	Transamerica Small Cap Value

Transamerica Partners Mid Growth Transamerica Partners Institutional Mid Growth	Transamerica Mid Cap Growth

Transamerica Partners Mid Value Transamerica Partners Institutional Mid Value	Transamerica Mid Cap Value Opportunities

Transamerica Partners High Quality Bond Transamerica Partners Institutional High Quality Bond	Transamerica High Quality Bond

Transamerica Partners Inflation-Protected Securities Transamerica Partners Institutional Inflation-Protected Securities	Transamerica Inflation-Protected Securities

Transamerica Partners Large Core Transamerica Partners Institutional Large Core	Transamerica Large Core

Transamerica Partners Large Growth Transamerica Partners Institutional Large Growth	Transamerica Large Growth

Transamerica Partners Large Value Transamerica Partners Institutional Large Value	Transamerica Large Value Opportunities

Transamerica Partners Balanced Transamerica Partners Institutional Balanced	Transamerica Balanced II

Transamerica Partners Stock Index Transamerica Partners Institutional Stock Index	Transamerica Stock Index

Transamerica Asset Allocation - Long Horizon

Transamerica Institutional Asset Allocation - Long Horizon

Transamerica Asset Allocation - Intermediate/Long Horizon

Transamerica Institutional Asset Allocation - Intermediate/Long Horizon

Transamerica Asset Allocation Long Horizon

Transamerica Asset Allocation - Intermediate Horizon

Transamerica Institutional Asset Allocation - Intermediate Horizon

Transamerica Asset Allocation - Short/Intermediate Horizon

Transamerica Institutional Asset Allocation - Short/Intermediate Horizon

Transamerica Asset Allocation Intermediate Horizon

Transamerica Asset Allocation - Short Horizon Transamerica Institutional Asset Allocation - Short Horizon	Transamerica Asset Allocation Short Horizon